CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Common Stock A Non-redeemable common stock BCP QUALTEK HOLDCO, LLC	Preferred units BCP QUALTEK HOLDCO, LLC	Accumulated Deficit BCP QUALTEK HOLDCO, LLC	Accumulated Other Comprehensive Income (Loss) BCP QUALTEK HOLDCO, LLC	BCP QUALTEK HOLDCO, LLC	Total
Beginning Balance at Dec. 31, 2018	$ 194,824,000		$ (14,925,000)	$ (528,000)	$ 179,371,000
Beginning Balance (in shares) at Dec. 31, 2018	1,948,237
Acquisitions (Note 3)	$ 13,500,000				13,500,000
Acquisitions (Note 3) (in shares)	57,587
Sale of 11,500,000 Units, net of underwriting discount and offering expenses		$ 25,000,000			25,000,000
Sale of 11,500,000 Units, net of underwriting discount and offering expenses (in shares)		25,000
Tax distributions			(6,773,000)		(6,773,000)
Other comprehensive income				685,000	685,000
Net loss			67,794,000		67,794,000
Ending Balance (Adoption of Accounting Standards Codification Topic 606) at Dec. 31, 2019			(9,831,000)		(9,831,000)
Ending Balance at Dec. 31, 2019	$ 208,324,000	$ 25,000,000	(99,323,000)	157,000	134,158,000
Ending Balance (in shares) at Dec. 31, 2019	2,005,824	25,000
Tax distributions			(6,694,000)		(6,694,000)
Other comprehensive income				(244,000)	(244,000)
Net loss			39,624,000		39,624,000
Ending Balance at Oct. 03, 2020	$ 208,324,000	$ 25,000,000	(145,641,000)	(87,000)	87,596,000
Ending Balance (in shares) at Oct. 03, 2020	2,005,824	25,000
Beginning Balance (Adoption of Accounting Standards Codification Topic 606) at Dec. 31, 2019			(9,831,000)		(9,831,000)
Beginning Balance at Dec. 31, 2019	$ 208,324,000	$ 25,000,000	(99,323,000)	157,000	134,158,000
Beginning Balance (in shares) at Dec. 31, 2019	2,005,824	25,000
Tax distributions			(6,676,000)		(6,676,000)
Other comprehensive income				239,000	239,000
Net loss			98,087,000		98,087,000	$ 975
Ending Balance at Dec. 31, 2020	$ 208,324,000	$ 25,000,000	(204,086,000)	396,000	29,634,000
Ending Balance (in shares) at Dec. 31, 2020	2,005,824	25,000
Acquisitions (Note 3)	$ 8,000,000				8,000,000
Acquisitions (Note 3) (in shares)	67,731
Sale of 11,500,000 Units, net of underwriting discount and offering expenses	$ 15,000,000				15,000,000
Sale of 11,500,000 Units, net of underwriting discount and offering expenses (in shares)	150,000
Other comprehensive income				75,000	75,000
Net loss			28,555,000		28,555,000
Ending Balance at Dec. 31, 2021	$ 248,595,000		$ (238,209,000)	$ 471,000	$ 10,857,000
Ending Balance (in shares) at Dec. 31, 2021	2,223,555